Registration No. 033-57792

811-07466

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 38

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 22

VEL II ACCOUNT

OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

(Exact Name of Registrant)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

20 Guest Street

Brighton, Massachusetts 02135

Telephone: (508) 460-2400

(Address of Depositor’s Principal Executive Office)

Sarah M. Patterson

Commonwealth Annuity and Life Insurance Company

20 Guest Street

Brighton, Massachusetts 02135

Telephone: (860) 325-1538

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐       immediately upon filing pursuant to paragraph (b) of Rule 485

☒       on April 28, 2021 pursuant to paragraph (b) of Rule 485

☐       60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐       on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

☒       this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 to this Registration Statement on Form N-6 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 37 to April 28, 2021. This amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 37 to this Registration Statement on Form N-6 as filed on January 29, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Brighton, and Commonwealth of Massachusetts, on the 29th day of March, 2021.

VEL II ACCOUNT OF
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

/s/ Sarah M. Patterson
Sarah M. Patterson, Managing Director,
General Counsel, and Assistant Secretary

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

/s/ Sarah M. Patterson
Sarah M. Patterson, Managing Director,
General Counsel, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
Robert Arena*	Director, Chairman of the Board and President	March 29, 2021

David Jacoby*	Director, Chief Financial Officer (Principal Accounting Officer)

Hanben Kim Lee*	Director and Executive Vice President

Eric D. Todd*	Director and Managing Director

David Wilken*	Director

*Sarah M. Patterson, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney duly executed by such persons.

/s/ Sarah M. Patterson
Sarah M. Patterson, Attorney-in-Fact